Short-Term Investments (Tables)	6 Months Ended
Jun. 30, 2026
Short-Term Investments [Abstract]
Schedule of Short-Term Investments	Short-term investments consisted of the following:
	As of June 30, 2026	As of December 31, 2025
Short-term investments	$3,000,000	$—
Total	$3,000,000	$—